Share capital - Normal Course Issuer Bid and Automatic Share Purchase Plan (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended			12 Months Ended
	Nov. 14, 2023	Jun. 30, 2023	Jun. 30, 2023	Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Nov. 30, 2022
Share capital
Number of shares authorized to be repurchased per day	9,186
Number of shares authorized to be repurchased							2,000,000
Percentage of average daily trading volume of the common shares that can be repurchased				25.00%
Average daily trading volume of the common shares				36,744
Repurchase of common shares under NCIB (in shares)		720,440	911,646
Repurchase of common shares under NCIB		$ 10,505	$ 13,075		$ 331
Remaining number of shares authorized to be repurchased		919,332	919,332
Recorded liability reflecting obligation to purchase shares under ASPP			$ (1,300)
Share Capital
Share capital
Repurchase of common shares under NCIB (in shares)			911,646		26,808	351,144
Repurchase of common shares under NCIB			$ 7,312		$ 215	$ 2,819